Subsidiaries - Summary of Goodwill Arising from Acquisition (Detail) - IISI and its Subsidiaries [Member] $ in Millions	Jul. 01, 2020 TWD ($)
Disclosure Of Business Combinations [Line Items]
Consideration transferred	$ 234
Add: Fair value of equity interest held before the acquisition date	327
Add: Noncontrolling interest (48.46% of the identifiable net assets of IISI and its subsidiaries)	476
Less: Fair value of identifiable net assets acquired	(982)
Goodwill arising from acquisition	$ 55